Grail Advisors ETF Trust is incorporating herein by reference the definitive versions of the Grail McDonnell Intermediate Municipal Bond ETF’s prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 14, 2010, SEC Accession No. 0001104659-11-014131. The purpose of this filing is to submit that 497(c) filing in XBRL for that ETF.